Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

November 15, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Destra International & Event-Driven Credit Fund (811-23309, 333-[ ])

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Destra International & Event-Driven Credit Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (312) 569-1109 or, in my absence, to Jillian L. Bosmann at (215) 988-3307.

Very truly yours,

/s/ Benjamin D. McCulloch
Benjamin D. McCulloch